UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  203-698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      365,089
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABB LTD                      SPONSORED ADR   000375204     1639    73000 SH       SOLE       1          73000      0    0
ANNALY CAP MGMT INC          COM             035710409       18     1000 SH       SOLE       1           1000      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102     4716   184278 SH       SOLE       1         184278      0    0
BANK OF AMERICA CORPORATION  COM             060505104     5443   407992 SH       SOLE       1         407992      0    0
BARCLAYS BK PLC              ADR 2 PREF 2    06739F390      916    39263 SH       SOLE       1          39263      0    0
BAXTER INTL INC              COM             071813109     5269   104092 SH       SOLE       1         104092      0    0
BOEING CO                    COM             097023105     1194    18300 SH       SOLE       1          18300      0    0
BRUKER CORP                  COM             116794108     4713   283888 SH       SOLE       1         283888      0    0
CISCO SYS INC                COM             17275R102     4855   240000 SH       SOLE       1         240000      0    0
COVIDIEN PLC                 SHS             G2554F105    14620   320192 SH       SOLE       1         320192      0    0
ELDORADO GOLD CORP NEW       COM             284902103      925    49800 SH       SOLE       1          49800      0    0
EXXON MOBIL CORP             COM             30231G102     2318    31700 SH       SOLE       1          31700      0    0
FRONTIER COMMUNICATIONS CORP COM             35906A108     5840   600200 SH       SOLE       1         600200      0    0
GENERAL ELECTRIC CO          COM             369604103       38     2100 SH       SOLE       1           2100      0    0
GENOPTIX INC                 COM             37243V100     1902   100000 SH       SOLE       1         100000      0    0
GOLDEN STAR RES LTD CDA      COM             38119T104     5948  1295912 SH       SOLE       1        1295912      0    0
GREAT BASIN GOLD LTD         COM             390124105     7101  2399035 SH       SOLE       1        2399035      0    0
HERTZ GLOBAL HOLDINGS INC    COM             42805T105     4674   322577 SH       SOLE       1         322577      0    0
IAMGOLD CORP                 COM             450913108     4104   230552 SH       SOLE       1         230552      0    0
JPMORGAN CHASE & CO          COM             46625H100     5460   128707 SH       SOLE       1         128707      0    0
JUNIPER NETWORKS INC         COM             48203R104     4988   135100 SH  PUT  SOLE       1         135100      0    0
LIFE TECHNOLOGIES CORP       COM             53217V109    15864   285831 SH       SOLE       1         285831      0    0
LINCOLN NATL CORP IND        COM             534187109     1346    48400 SH       SOLE       1          48400      0    0
LOWES COS INC                COM             548661107     2052    81800 SH       SOLE       1          81800      0    0
MARKET VECTORS ETF TR        GOLD MINERS ETF 57060U100     7988   129957 SH       SOLE       1         129957      0    0
MICROSOFT CORP               COM             594918104     9907   354976 SH       SOLE       1         354976      0    0
MONSANTO CO NEW              COM             61166W101     8180   117455 SH       SOLE       1         117455      0    0
MONSANTO CO NEW              COM             61166W101     6100    87600 SH  CALL SOLE       1                     0    0
MOSAIC CO                    COM             61945A107     3525    46159 SH       SOLE       1          46159      0    0
NEWMONT MINING CORP          COM             651639106    15864   258249 SH       SOLE       1         258249      0    0
NEWMONT MINING CORP          COM             651639106     7980   129900 SH  CALL SOLE       1                     0    0
NOKIA CORP                   SPONSORED ADR   654902204     1033   100100 SH       SOLE       1         100100      0    0
NOVATEL WIRELESS INC         COM NEW         66987M604     1653   173127 SH       SOLE       1         173127      0    0
PFIZER INC                   COM             717081103     9265   529104 SH       SOLE       1         529104      0    0
POTASH CORP SASK INC         COM             73755L107     7950    51344 SH       SOLE       1          51344      0    0
PROCTER & GAMBLE CO          COM             742718109     4458    69300 SH       SOLE       1          69300      0    0
SEABRIDGE GOLD INC           COM             811916105     5374   175147 SH       SOLE       1         175147      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   138313  1099900 SH  PUT  SOLE       1        1099900      0    0
TRANSATLANTIC PETROLEUM LTD  SHS             G89982105    10246  3075375 SH       SOLE       1        3075375      0    0
VALERO ENERGY CORP NEW       COM             91913Y100      862    37300 SH       SOLE       1          37300      0    0
YAMANA GOLD INC              COM             98462Y100    20448  1597509 SH       SOLE       1        1597509      0    0


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